Revenue (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets	$ 617	$ 623	$ 9
Contract liabilities	3,700	3,200	400
Revenue recognized from contract liabilites	$ 0	$ 100	$ 100